Prospectus Supplement

                         Calvert World Values Fund, Inc.
                        Calvert Capital Accumulation Fund
                    Supplement to October 31, 1994 Prospectus
                     Date of Supplement: September 30, 1995


In the paragraph, "Redemptions From Other Mutual Funds," on page 31 of the Prospectus, the date in the last sentence should be changed from December 31, 1994 to December 31, 1995. You or your broker must notify the Fund at the time of the purchase to be eligible for this provision.